UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  028-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

 /s/  Donald F. Woodley     Indianapolis, IN     January 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $342,275 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    13351   154700 SH       SOLE                   154700        0        0
APACHE CORP                    COM              037411105    11223    94132 SH       SOLE                    94132        0        0
AT&T INC                       COM              00206R102      384    13071 SH       SOLE                    13071        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    12346   266771 SH       SOLE                   266771        0        0
BAXTER INTL INC                COM              071813109    13657   269801 SH       SOLE                   269801        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    13527   145573 SH       SOLE                   145573        0        0
BP PLC                         SPONSORED ADR    055622104    10370   234772 SH       SOLE                   234772        0        0
CHEVRON CORP NEW               COM              166764100    14359   157354 SH       SOLE                   157354        0        0
CONOCOPHILLIPS                 COM              20825C104      367     5383 SH       SOLE                     5383        0        0
DANAHER CORP DEL               COM              235851102    15542   329484 SH       SOLE                   329484        0        0
DEVON ENERGY CORP NEW          COM              25179M103      287     3660 SH       SOLE                     3660        0        0
DISNEY WALT CO                 COM DISNEY       254687106      216     5759 SH       SOLE                     5759        0        0
DUKE REALTY CORP               COM NEW          264411505    11270   904487 SH       SOLE                   904487        0        0
EMERSON ELEC CO                COM              291011104    16121   281981 SH       SOLE                   281981        0        0
ENCANA CORP                    COM              292505104     5274   181128 SH       SOLE                   181128        0        0
EXXON MOBIL CORP               COM              30231g102     1674    22888 SH       SOLE                    22888        0        0
FEDERATED INVS INC PA          CL B             314211103      468    17900 SH       SOLE                    17900        0        0
FLUOR CORP NEW                 COM              343412102    11405   172121 SH       SOLE                   172121        0        0
GENERAL ELECTRIC CO            COM              369604103    11201   612397 SH       SOLE                   612397        0        0
HOME DEPOT INC                 COM              437076102    16492   470388 SH       SOLE                   470388        0        0
HONEYWELL INTL INC             COM              438516106    15671   294788 SH       SOLE                   294788        0        0
HUBBELL INC                    CL B             443510201    15818   263067 SH       SOLE                   263067        0        0
INTEL CORP                     COM              458140100    13931   662430 SH       SOLE                   662430        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    12675    86367 SH       SOLE                    86367        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      440     1709 SH       SOLE                     1709        0        0
ITT CORP NEW                   COM              450911102    13411   257361 SH       SOLE                   257361        0        0
JOHNSON & JOHNSON              COM              478160104     1379    22298 SH       SOLE                    22298        0        0
JPMORGAN CHASE & CO            COM              46625H100      608    14335 SH       SOLE                    14335        0        0
LILLY ELI & CO                 COM              532457108      531    15154 SH       SOLE                    15154        0        0
Medizone Intl Inc.             COM              585013105        5    26740 SH       SOLE                    26740        0        0
Merck & Co. Inc.               COM              589331107      204     5666 SH       SOLE                     5666        0        0
MICROSOFT CORP                 COM              594918104    13237   474291 SH       SOLE                   474291        0        0
NISOURCE INC                   COM              65473p105      178    10077 SH       SOLE                    10077        0        0
PEPSICO INC                    COM              713448108    13126   200919 SH       SOLE                   200919        0        0
PFIZER INC                     COM              717081103      470    26866 SH       SOLE                    26866        0        0
SCHLUMBERGER LTD               COM              806857108      627     7514 SH       SOLE                     7514        0        0
SPECTRA ENERGY CORP            COM              847560109    14584   583584 SH       SOLE                   583584        0        0
SUNESIS PHARMACEUTICALS INC    COM              867328502        5    10150 SH       SOLE                    10150        0        0
SYSCO CORP                     COM              871829107      498    16930 SH       SOLE                    16930        0        0
TARGET CORP                    COM              87612e106    14156   235424 SH       SOLE                   235424        0        0
US BANCORP DEL                 COM NEW          902973304     2582    95740 SH       SOLE                    95740        0        0
V F CORP                       COM              918204108    14373   166779 SH       SOLE                   166779        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      557    15579 SH       SOLE                    15579        0        0
WELLS FARGO & CO NEW           COM              949746101    12641   407890 SH       SOLE                   407890        0        0
WILLIAMS COS INC DEL           COM              969457100     1034    41833 SH       SOLE                    41833        0        0